First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.917.1909

ANNUAL REPORT – 12/31/2007

FOR CONTRACT HOLDERS OF: THE FULCRUM FUNDSM

March 13, 2008

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Fulcrum Separate Account 1940 Act Registration Number: 811-7947 1933 Act Registration Numbers: 333-16929 CIK: 00001021148 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	February 27, 2008
AIM Variable Insurance Funds	896435	March 3, 2008
Delaware VIP Trust	814230	March 6, 2008
Gabelli Capital Series Funds Inc.	901246	March 10, 2008
Lazard Retirement Series Inc.	1033669	March 4, 2008
MFS® Variable Insurance TrustSM	918571	March 10, 2008
Oppenheimer Variable Account Funds	752737	February 22, 2008
Old Mutual Insurance Series Fund	1029526	February 22, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel

and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772

Signing on behalf of First Allmerica Financial Life Insurance Company pursuant to Power of Attorney dated April 2, 2007